Nature of the Business - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 39,811	$ 37,062
Accumulated deficit	$ 709,990		$ 670,179